Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 70,296		¥ 70,296		¥ 58,723
Accumulated impairments and downward adjustments	(13,737)		(13,737)		(13,880)
Accumulated upward adjustments	1,328		1,328		¥ 401
Impairments and downward adjustments	(278)	¥ (19)	(368)	¥ (19)
Upward adjustments	¥ 27	¥ 12	¥ 896	¥ 48